Accrued Liabilities (Annual) (Detail) - Accrued liabilities (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009
Deferred revenues		$ 1,258	$ 1,979
Current portion of pension liability (see Note 15)	600	1,152	84
Compensation and employee benefits		1,051	1,188
Taxes payable		738	561
Interest payable		315	1,259
Warranty obligations		274	291	291	389
Restructuring costs		73	309
Other		1,858	1,884
Accrued Liabilities, Total	$ 6,431	$ 6,719	$ 7,555